SUMMARY OF CONVERTIBLE DEBT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Balance, beginning	$ 50,505
Proceeds - net	3,670,000	$ 950,000
Balance, end	503,423	50,505
Balance - accrued interest payable	5,479
Balance, In-Default
Interest Expense	238,110	5,479
Interest conversion into common shares	(211,932)
Balance - accrued interest payable	31,657	5,479
Balance, In-Default
Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Balance, beginning	50,505
Balance, In-Default
Proceeds - net	4,000,000	950,000
Original issue discount		50,000
Debt discount recorded	(4,000,000)	(1,000,000)
Amortization of debt discount	$ 4,702,918	50,505
Conversion of debt into common shares	(4,250,000)
Balance, end	$ 503,423	50,505
Balance, In-Default